Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment (Details) $ in Thousands, $ in Millions		6 Months Ended	12 Months Ended
	Nov. 14, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Reinstated recoverable portion of the loan		$ 6,525,000
Percentage of management-assessed equity		7.50%
Value of management-assessed equity		$ 87,000,000
Carrying value of reinstated receivable		$ 4,278,000
Percentage of shareholding		7.50%
Voting percentage	98.01%
Loan receivable
Fair market value (in Dollars)				$ 124.0
Percentage of fair market value			100.00%
Discounted cash flow method			30.00%
Percentage of comparable company method			70.00%
Percentage of cost of equity			13.53%	13.53%
Valuation interest			7.50%
Valuation interest			$ 252,000
Implied rate			0.7287%	0.7287%
Exchange Indebtedness [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Principal amount		$ 16,648,253
Debt-for-Equity Exchange – November 14, 2025 [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Equity investment cost	$ 6,525,000
Payable against the loan receivable	2,247,000
Apollo Technology Capital Corporation [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Net payable	2,247,000	$ 2,247,000
Equity investment cost	6,525
Apollo Technology Capital Corporation [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Carrying value
Loan receivable	$ 6,525,000
Minimum [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Valuation interest			$ 6,800	$ 9.3
Maximum [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Valuation interest			6,500
Apollo Technology Capital Corporation [Member]
Apollo Technology Capital Corporation - Loan Receivable, Exchange, And Equity Investment [Line Items]
Net payable			1,399,579
Equity investment cost			$ 6,525,000
Percentage of shares issued and outstanding	7.50%		7.50%